DEBT AND INTEREST (Details 2)	3 Months Ended								12 Months Ended												1 Months Ended							1 Months Ended			1 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Senior euro notes USD ($) series	Dec. 31, 2012 Senior euro notes EUR (€) series	Dec. 31, 2012 Five year 2012 senior notes USD ($)	Dec. 30, 2012 Five year 2012 senior notes USD ($)	Dec. 31, 2012 Seven year 2008 senior notes USD ($)	Dec. 31, 2011 Seven year 2008 senior notes USD ($)	Feb. 29, 2008 Seven year 2008 senior notes USD ($)	Dec. 31, 2012 Series of notes issued by the company in August 2012, December 2011 and February 2008	Dec. 31, 2012 Series of notes issued by the company in December, 2006 and November, 2011	Oct. 31, 2011 Private placement senior notes USD ($) series	Dec. 31, 2012 Series A private placement senior euro notes, due 2013 USD ($)	Dec. 31, 2012 Series A private placement senior euro notes, due 2013 EUR (€)	Dec. 31, 2011 Series A private placement senior euro notes, due 2013 USD ($)	Dec. 31, 2012 Series B private placement senior euro notes, due 2016 USD ($)	Dec. 31, 2012 Series B private placement senior euro notes, due 2016 EUR (€)	Dec. 31, 2011 Series B private placement senior euro notes, due 2016 USD ($)	Oct. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2012 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Oct. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2012 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2012 Three year 2011 senior notes USD ($)	Dec. 31, 2011 Three year 2011 senior notes USD ($)	Dec. 31, 2012 Five year 2011 senior notes USD ($)	Dec. 31, 2011 Five year 2011 senior notes USD ($)	Dec. 31, 2012 Ten year 2011 senior notes USD ($)	Dec. 31, 2011 Ten year 2011 senior notes USD ($)	Dec. 31, 2012 Thirty year 2011 senior notes USD ($)	Dec. 31, 2011 Thirty year 2011 senior notes USD ($)	Aug. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2011 Nalco senior notes ($0) USD ($)	Dec. 31, 2011 Nalco senior euro notes (euro 0) USD ($)	Dec. 31, 2011 Nalco senior notes ($0) USD ($)	Dec. 31, 2012 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2012 Other USD ($)	Dec. 31, 2011 Other USD ($)	Jan. 31, 2012 Nalco senior notes USD ($)	Mar. 31, 2012 Nalco senior notes USD ($)	Feb. 28, 2011 Term notes USD ($)	Dec. 31, 2011 2011 Public Debt Offering USD ($)	Dec. 31, 2011 2011 Public Debt Offering Minimum	Dec. 31, 2011 2011 Public Debt Offering Maximum	Nov. 30, 2012 Term loan USD ($)
Debt instrument
CARRYING VALUE	$ 5,903,700,000				$ 6,619,800,000				$ 5,903,700,000	$ 6,619,800,000				$ 499,600,000		$ 249,400,000	$ 249,100,000					$ 162,300,000		$ 168,100,000	$ 227,300,000		$ 235,300,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 499,800,000	$ 499,700,000	$ 1,248,100,000	$ 1,247,600,000	$ 1,249,300,000	$ 1,249,200,000	$ 742,600,000	$ 742,300,000		$ 499,800,000	$ 838,700,000	$ 300,700,000	$ 558,500,000	$ 13,800,000	$ 18,300,000	$ 11,700,000	$ 12,300,000				$ 3,750,000,000
AVERAGE INTEREST RATE (as a percent)														1.45%		4.88%	4.88%	4.88%				4.36%	4.36%	4.36%	4.59%	4.59%	4.59%	3.69%	3.69%	3.69%	4.32%	4.32%	4.32%	2.38%	2.38%	3.00%	3.00%	4.35%	4.35%	5.50%	5.50%		1.00%	6.63%	6.88%	8.25%							6.875%
EFFECTIVE INTEREST RATE (as a percent)														1.47%		4.99%	4.99%					4.51%	4.51%	4.51%	4.67%	4.67%	4.67%		5.15%	5.15%		4.32%	4.32%	2.40%	2.40%	3.04%	3.04%	4.36%	4.36%	5.53%	5.53%		1.02%	5.13%	5.53%	6.30%
Long-term debt, current maturities	(167,600,000)				(6,600,000)				(167,600,000)	(6,600,000)
Long-term debt	5,736,100,000				6,613,200,000				5,736,100,000	6,613,200,000
Aggregate principal amount												390,000,000	300,000,000		500,000,000	250,000,000		250,000,000			500,000,000		125,000,000			175,000,000			250,000,000			250,000,000		500,000,000		1,250,000,000		1,250,000,000		750,000,000			500,000,000														900,000,000
Number of series of senior notes												2	2								2
Issuance of Debt securities																																										500,000,000
Redemption of notes																																																			1,700,000,000
Repayment of debt																																																					150,000,000
Interest rate (as a percent)															1.45%																											1.00%													2.38%	5.50%
Principal outstanding plus accrued unpaid interest payable at prepayment of notes (as a percent)														101.00%					101.00%	100.00%
Debt instrument, term																												7 years			12 years			3 years		5 years		10 years		30 years			3 years
Aggregate annual maturities of long-term debt
2013	168,000,000								168,000,000
2014	506,000,000								506,000,000
2015	755,000,000								755,000,000
2016	1,479,000,000								1,479,000,000
2017	501,000,000								501,000,000
Interest
Interest expense									285,600,000	82,100,000	65,600,000
Interest income									(8,900,000)	(7,900,000)	(6,500,000)
Interest expense, net	62,500,000	64,200,000	63,900,000	86,100,000	34,400,000	13,200,000	13,100,000	13,500,000	276,700,000	74,200,000	59,100,000
Loss on early extinguishment of debt																																																				$ 18,200,000